ACCOUNTS PAYABLE AND ACCRUALS - OTHER	3 Months Ended
Sep. 30, 2012
ACCOUNTS PAYABLE AND ACCRUALS - OTHER [Abstract]
ACCOUNTS PAYABLE AND ACCRUALS - OTHER

NOTE 6 - ACCOUNTS PAYABLE AND ACCRUALS - OTHER:

	September 30,	June 30,
	2012	2012
	($ in thousands)

Employees and employee institutions	$442	$438
Accrued vacation and recreation pay	256	272
Accrued clinical trial expenses	333	607
Provision for sales commissions	188	194
Accrued expenses	1,259	1,197
Due to government institutions	23	22
Provision for returns	55	139
Taxes payable	72	56
	$2,628	$2,925